Contract Assets and Contract Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Contract Assets
Contract cost	RM 232,283,405	$ 55,141,461	RM 189,071,858
Contract margin	33,377,175	7,923,365	24,840,605
Contract revenue recognized	265,660,580	63,064,826	213,912,463
Less: Bill to trade receivables	(244,671,600)	(58,082,279)	(180,008,528)
Contract assets carried forward	20,988,980	4,982,547	33,903,935
Contract cost assets
Less: Provision for impairment loss	(2,668,908)	(633,569)	(2,668,908)
Add: Accrued revenue	1,980,694	470,195	1,312,562
Balance carried forward	20,300,766	4,819,173	32,547,589
Decrease in contract assets	12,246,823	2,907,258	18,445,458
Increase in provision for impairment loss			RM (2,372,132)